SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
Below is a summary of our short-term borrowings as at December 31, 2020 and 2019.

	As at December 31
(In millions of dollars)	2020	2019

Receivables securitization program	650	650
US commercial paper program	571	1,588

Total short-term borrowings	1,221	2,238
Below is a summary of the activity relating to our short-term borrowings for the years ended December 31, 2020 and 2019.

	Year ended December 31, 2020			Year ended December 31, 2019
	Notional	Exchange	Notional	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Proceeds received from US commercial paper	3,316	1.329	4,406	12,897	1.328	17,127
Repayment of US commercial paper	(4,098)	1.355	(5,552)	(12,876)	1.328	(17,094)
Net (repayment of) proceeds received from US commercial paper			(1,146)			33

Proceeds received from credit facilities	—	—	—	420	1.336	561
Repayment of credit facilities	—	—	—	(420)	1.343	(564)
Net repayment of credit facilities			—			(3)

Net (repayment of) proceeds received from short-term borrowings			(1,146)			30

					As at December 31
(In millions of dollars, except interest rates)	Due date		Principal amount	Interest rate	2020	2019

Senior notes	2021		1,450	5.340%	1,450	1,450
Senior notes	2022		600	4.000%	600	600
Senior notes	2022	US	750	Floating	955	—
Senior notes	2023	US	500	3.000%	637	649
Senior notes	2023	US	850	4.100%	1,082	1,104
Senior notes	2024		600	4.000%	600	600
Senior notes	2025	US	700	3.625%	890	909
Senior notes	2026	US	500	2.900%	637	649
Senior notes	2027		1,500	3.650%	1,500	—
Senior notes	2029		1,000	3.250%	1,000	1,000
Senior debentures [1]	2032	US	200	8.750%	255	260
Senior notes	2038	US	350	7.500%	446	455
Senior notes	2039		500	6.680%	500	500
Senior notes	2040		800	6.110%	800	800
Senior notes	2041		400	6.560%	400	400
Senior notes	2043	US	500	4.500%	637	649
Senior notes	2043	US	650	5.450%	827	844
Senior notes	2044	US	1,050	5.000%	1,337	1,365
Senior notes	2048	US	750	4.300%	955	973
Senior notes	2049	US	1,250	4.350%	1,592	1,624
Senior notes	2049	US	1,000	3.700%	1,273	1,299
					18,373	16,130
Deferred transaction costs and discounts					(172)	(163)
Less current portion					(1,450)	—

Total long-term debt					16,751	15,967
[1]    Senior debentures originally issued by Rogers Cable Inc. which are unsecured obligations of RCI and for which RCCI was an unsecured guarantor as at December 31, 2020 and 2019.
The tables below summarize the activity relating to our long-term debt for the years ended December 31, 2020 and 2019.

	Year ended December 31, 2020			Year ended December 31, 2019
(In millions of dollars, except exchange rates)	Notional	Exchange	Notional	Notional	Exchange	Notional
	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Credit facility borrowings (US$)	970	1.428	1,385	—	—	—
Credit facility repayments (US$)	(970)	1.406	(1,364)	—	—	—
Net borrowings under credit facilities			21			—

Senior note issuances (Cdn$)			1,500			1,000
Senior note issuances (US$)	750	1.359	1,019	2,250	1.326	2,984
Total senior note issuances			2,519			3,984

Senior note repayments (Cdn$)			—			(1,800)

Net issuance of senior notes			2,519			2,184

Net issuance of long-term debt			2,540			2,184

	Years ended December 31
(In millions of dollars)	2020	2019

Long-term debt net of transaction costs, beginning of year	15,967	14,290
Net issuance of long-term debt	2,540	2,184
Gain on foreign exchange	(297)	(458)
Deferred transaction costs incurred	(23)	(61)
Amortization of deferred transaction costs	14	12

Long-term debt net of transaction costs, end of year	18,201	15,967
Below is a summary of the senior notes that we issued in 2020 and 2019.

(In millions of dollars, except interest rates and discounts)
Date issued		Principal amount	Due date	Interest rate	Discount/ premium at issuance	Total gross proceeds [1] (Cdn$)	Transaction costs and discounts [2] (Cdn$)

2020 issuances
March 31, 2020		1,500	2027	3.650%	99.511%	1,500	16
June 22, 2020	US	750	2022	USD LIBOR + 0.60%	100%	1,019	5

2019 issuances
April 30, 2019	US	1,250	2049	4.350%	99.667%	1,676	20
November 12, 2019	US	1,000	2049	3.700%	98.926%	1,308	25
[1] Gross proceeds before transaction costs and discounts.
[2] Transaction costs and discounts are included as deferred transaction costs and discounts in the carrying value of the long-term debt, and recognized in net income using the effective interest method.
Below is a summary of the repayment of our senior notes during 2019. There were no debt derivatives associated with the 2019 repayments.

(In millions of dollars)
Maturity date	Notional amount (Cdn$)
2019 repayments
March 2019	400
November 2019	500
September 2020, repaid November 2019	900
Total 2019 repayments	1,800

Disclosure of detailed information about accounts receivable securitization program

	As at December 31
(In millions of dollars)	2020	2019

Receivables sold to buyer as security	2,130	1,359
Short-term borrowings from buyer	(650)	(650)

Overcollateralization	1,480	709

Disclosure of detailed information about commercial paper program
Below is a summary of the activity relating to our US CP program for the years ended December 31, 2020 and 2019.

	Year ended December 31, 2020			Year ended December 31, 2019
	Notional	Exchange	Notional	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

US commercial paper, beginning of year	1,223	1.298	1,588	1,177	1.364	1,605
Net (repayment of) proceeds received from US commercial paper	(782)	1.465	(1,146)	21	1.571	33
Discounts on issuance [1]	8	1.250	10	25	1.320	33
Loss (gain) on foreign exchange [1]			119			(83)

US commercial paper, end of year	449	1.272	571	1,223	1.298	1,588
1 Included in finance costs.